UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

✔	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period September 22, 2015 to December 31, 2015

Date of Report (Date of earliest event reported): February 11, 2016

Commission File Number of securitizer: Not Applicable

Central Index Key Number of securitizer: 0001657432

GFT Procurements II, LLC

Loren J. Morris

(312) 508-4084

_______________________________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [✔]

__ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key of depositor: _____________________________

_______________________________________________________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ______________________

Central Index Key Number of underwriter (if applicable): ______________________

_______________________________________________________ Name and telephone number, including area code, of the person to contact in connection with this filing

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02. Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), GFT Procurements II, LLC hereby indicates by check mark that there is no activity to report for the period beginning September 22, 2015 and ending December 31, 2015.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

GFT PROCUREMENTS II, LLC

(Securitizer)

By: GFT Acquisitions II, LLC, its sole Member

By: Fay Investments, LLC, its Managing Member

By: /s/ Loren J. Morris

Name: Loren J. Morris

Title: Authorized Signatory

Date: February 11, 2016